Share Based Compensation Plans - Schedule of Inputs to Fair Valuation Model (Details) - IPO India Plan ₨ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨) yr
DisclosureOfInputsToFairValuationModelLineItems [Line Items]
Dividend yield	0.00%
Bottom of Range
DisclosureOfInputsToFairValuationModelLineItems [Line Items]
Expected volatility	35.00%	[1],[2]
Option life (Years) | yr	1.91
Risk free rate	6.51%
Range of fair value of the granted options at the grant date | ₨	₨ 179	[3]
Top of Range
DisclosureOfInputsToFairValuationModelLineItems [Line Items]
Expected volatility	75.00%	[1],[2]
Option life (Years) | yr	7.00
Risk free rate	8.50%
Range of fair value of the granted options at the grant date | ₨	₨ 380	[3]

[1]	The expected volatility in respect of the IPO India Plan is based on Eros International Media Limited?s historic volatility.
[2]	The expected volatility of all other options is based on the historic share price volatility of the Company over time periods comparable to the time from the grant date to the maturity dates of the options.
[3]	Fair value of options granted under all other schemes is measured using a Black Scholes model.